Schedule of Investments (unaudited) June 30, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Aristocrat Leisure Ltd.	34,160	$599,739
Tabcorp Holdings Ltd.	109,062	253,801
Wesfarmers Ltd.	61,082	1,885,323

		2,738,863

Brazil — 0.2%
Magazine Luiza SA	35,040	457,240

Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	3,125	269,916
Dollarama Inc.	15,469	512,907
Gildan Activewear Inc.	10,237	158,065
Magna International Inc.	15,450	685,835
Restaurant Brands International Inc.	15,744	854,129

		2,480,852

Chile — 0.1%
Falabella SA	41,716	132,174

China — 2.2%
Meituan Dianping, Class B(a)	188,000	4,169,719

Denmark — 0.2%
Pandora A/S	5,313	288,470

France — 7.7%
Accor SA(a)	9,569	260,195
Cie. Generale des Etablissements Michelin SCA	9,664	1,002,270
EssilorLuxottica SA(a)	15,385	1,974,202
Hermes International	1,868	1,560,525
Kering SA	3,938	2,141,821
LVMH Moet Hennessy Louis Vuitton SE	14,258	6,253,417
Peugeot SA(a)	30,318	493,068
Renault SA(a)	11,367	288,275
Sodexo SA	4,461	301,624
Valeo SA	12,741	334,283

		14,609,680

Germany — 4.1%
adidas AG(a)	9,757	2,559,923
Bayerische Motoren Werke AG	17,404	1,110,678
Continental AG(a)	5,793	567,098
Daimler AG, Registered(b)	47,405	1,924,466
Delivery Hero SE(a)(c)	7,360	751,910
TUI AG(b)	22,168	104,332
Volkswagen AG	1,778	286,164
Zalando SE(a)(c)	7,008	494,144

		7,798,715

Hong Kong — 0.5%
Galaxy Entertainment Group Ltd.	141,000	959,654

Ireland — 0.5%
Flutter Entertainment PLC(a)	7,314	961,122

Italy — 0.8%
Ferrari NV	6,792	1,158,378
Moncler SpA(a)	9,913	378,994

		1,537,372

Japan — 16.2%
Aisin Seiki Co. Ltd.	9,800	285,230
Bandai Namco Holdings Inc.	11,700	614,579
Bridgestone Corp.	33,700	1,083,610

Security	Shares	Value

Japan (continued)
Denso Corp.	27,900	$1,087,450
Fast Retailing Co. Ltd.	3,400	1,944,478
Honda Motor Co. Ltd.	96,043	2,453,043
Isuzu Motors Ltd.	32,400	292,301
Koito Manufacturing Co. Ltd.	7,300	293,665
Nissan Motor Co. Ltd.	128,200	474,370
Nitori Holdings Co. Ltd.	4,500	881,147
Oriental Land Co. Ltd.	11,900	1,570,710
Pan Pacific International Holdings Corp.	31,800	698,282
Panasonic Corp.	122,800	1,069,499
Rakuten Inc.	41,600	365,545
Sekisui House Ltd.	33,800	643,041
Shimano Inc.	4,500	865,505
Sony Corp.	66,600	4,558,320
Subaru Corp.	34,388	714,471
Sumitomo Electric Industries Ltd.	43,900	504,371
Suzuki Motor Corp.	24,300	823,702
Toyota Industries Corp.	11,200	592,779
Toyota Motor Corp.	138,300	8,668,347
Yamaha Motor Co. Ltd.	16,513	258,367

		30,742,812

Netherlands — 1.4%
Just Eat Takeaway.com NV(a)(c)	5,696	593,429
Prosus NV(a)	22,315	2,073,720

		2,667,149

South Korea — 0.2%
Hyundai Motor Co., GDR	7,049	286,273

Spain — 0.8%
Industria de Diseno Textil SA	56,462	1,494,699

Sweden — 0.4%
Electrolux AB, Series B	14,411	240,991
Hennes & Mauritz AB, Class B(b)	41,259	597,851

		838,842

Switzerland — 1.2%
Cie. Financiere Richemont SA, Registered	27,499	1,754,039
Swatch Group AG (The), Bearer	1,534	306,136
Swatch Group AG (The), Registered	3,059	119,642

		2,179,817

United Kingdom — 4.1%
Aptiv PLC	14,142	1,101,945
Barratt Developments PLC	54,336	332,935
Berkeley Group Holdings PLC	6,918	356,019
Burberry Group PLC	22,163	438,017
Carnival PLC	10,582	128,895
Compass Group PLC	94,058	1,292,345
Fiat Chrysler Automobiles NV(a)	58,580	588,463
GVC Holdings PLC	30,515	279,238
InterContinental Hotels Group PLC	9,953	438,667
Kingfisher PLC	113,697	310,189
Marks & Spencer Group PLC	103,468	126,567
Next PLC	7,197	435,205
Ocado Group PLC(a)	30,848	772,989
Persimmon PLC(a)	17,074	482,269
Taylor Wimpey PLC	192,281	338,793
Whitbread PLC(a)	10,712	294,098

		7,716,634

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 55.3%
Advance Auto Parts Inc.	3,650	$519,943
Amazon.com Inc.(a)	7,428	20,492,515
AutoZone Inc.(a)	1,225	1,381,947
Best Buy Co. Inc.	11,942	1,042,178
Booking Holdings Inc.(a)	2,152	3,426,716
BorgWarner Inc.	11,565	408,245
CarMax Inc.(a)	8,613	771,294
Carnival Corp.(b)	24,321	399,351
Chipotle Mexican Grill Inc.(a)	1,342	1,412,267
Darden Restaurants Inc.	6,798	515,085
Dollar General Corp.	13,296	2,533,021
Dollar Tree Inc.(a)	12,602	1,167,953
Domino’s Pizza Inc.(b)	2,045	755,505
DR Horton Inc.	17,469	968,656
eBay Inc.	34,896	1,830,295
Expedia Group Inc.	7,182	590,360
Ford Motor Co.	206,229	1,253,872
Gap Inc. (The)(b)	11,220	141,596
Garmin Ltd.	7,651	745,973
General Motors Co.	67,040	1,696,112
Genuine Parts Co.	7,679	667,766
H&R Block Inc.	9,472	135,260
Hanesbrands Inc.	17,829	201,289
Hasbro Inc.	6,791	508,985
Hilton Worldwide Holdings Inc.	14,669	1,077,438
Home Depot Inc. (The)	56,810	14,231,473
Kohl’s Corp.	8,262	171,602
L Brands Inc.	12,390	185,478
Las Vegas Sands Corp.	17,702	806,149
Leggett & Platt Inc.	7,143	251,076
Lennar Corp., Class A	14,477	892,073
LKQ Corp.(a)	16,256	425,907
Lowe’s Companies Inc.	39,875	5,387,910
Marriott International Inc./MD, Class A	14,224	1,219,424
McDonald’s Corp.	39,225	7,235,836
MGM Resorts International	26,108	438,614
Mohawk Industries Inc.(a)	3,200	325,632
Newell Brands Inc.	20,184	320,522
Nike Inc., Class B	65,571	6,429,237
Norwegian Cruise Line Holdings Ltd.(a)(b)	13,568	222,922
NVR Inc.(a)	181	589,834
O’Reilly Automotive Inc.(a)	3,911	1,649,151
PulteGroup Inc.	13,192	448,924
PVH Corp.	3,715	178,506
Ralph Lauren Corp.	2,500	181,300
Ross Stores Inc.	18,828	1,604,899
Royal Caribbean Cruises Ltd.	8,996	452,499
Starbucks Corp.	61,565	4,530,568
Tapestry Inc.	14,245	189,174
Target Corp.	26,368	3,162,314
Tiffany & Co.	5,776	704,325
TJX Companies Inc. (The)	63,280	3,199,437

Security	Shares	Value

United States (continued)
Tractor Supply Co.	6,150	$810,509
Ulta Beauty Inc.(a)	3,010	612,294
Under Armour Inc., Class A(a)	9,825	95,696
Under Armour Inc., Class C, NVS(a)	10,093	89,222
VF Corp.	16,802	1,023,914
Whirlpool Corp.	3,214	416,309
Wynn Resorts Ltd.	5,074	377,962
Yum! Brands Inc.	15,922	1,383,781

		104,888,095

Total Common Stocks — 98.6% (Cost: $199,892,546)		186,948,182

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,739	132,835
Porsche Automobil Holding SE, Preference Shares, NVS	8,542	490,826
Volkswagen AG, Preference Shares, NVS	9,699	1,469,960

		2,093,621

South Korea — 0.1%
Hyundai Motor Co., Preference Shares, GDR(b)(d)	10,968	254,458

Total Preferred Stocks — 1.2% (Cost: $3,798,130)		2,348,079

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(e)(f)(g)	3,795,022	3,799,956
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(e)(f)	110,000	110,000

		3,909,956

Total Short-Term Investments — 2.0% (Cost: $3,905,244)		3,909,956

Total Investments in Securities — 101.8% (Cost: $207,595,920)		193,206,217

Other Assets, Less Liabilities — (1.8)%		(3,491,428)

Net Assets — 100.0%		$189,714,789

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,983,840	811,182	3,795,022	$3,799,956	$12,439	(b)	$(611)	$3,822
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	(100,000)	110,000	110,000	112		—	—

				$3,909,956	$12,551		$(611)	$3,822

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	09/18/20	$72	$209
S&P Consumer Discretionary Select Sector E-Mini Index	1	09/18/20	129	1,702
TOPIX Index	1	09/10/20	145	(5,426)

				$(3,515)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$186,661,909	$286,273	$—	$186,948,182
Preferred Stocks	2,348,079	—	—	2,348,079
Money Market Funds	3,909,956	—	—	3,909,956

	$192,919,944	$286,273	$—	$193,206,217

Derivative financial instruments(a)
Assets
Futures Contracts	$1,911	$—	$—	$1,911
Liabilities
Futures Contracts	(5,426)	—	—	(5,426)

	$(3,515)	$—	$—	$(3,515)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt
NVS	Non-Voting Shares

3